Financial risk management (Details Text) (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Financial Risk Management Details Text [abstract]
Cash and cash equivalents	R$ 254,767	R$ 2,763,050	R$ 2,913,482	R$ 66,767